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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2001 Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: _Petroleum & Resources Corporation________
Address: _7 St. Paul Street, Suite 1140_________ __________Baltimore, MD 21202___________________
__________________________________________
Form 13F File Number: 28-293_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Christine M. Sloan________________________
Title: Assistant Treasurer______________________
Phone: (410)752-5900____________________________
Signature, Place, and Date of Signing:
__(signed) Christine M. Sloan Baltimore, MD_ October 19, 2001 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ____62_________
Form 13F Information Table Value Total: $__462________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.]
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                           FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
-------------------------------  -------------  ----------  -------- ------------------  -------  -------- ----------------------
                                                             VALUE                       INVSTMT  OTHER
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (x$1000)                     DSCRETN  MANAGERS
                                                                     SHARES/   SH/ PUT/                       VOTING AUTHORITY
                                                                     PRN AMT   PRN CALL
                                                                                                           SOLE       SHAR NONE
                                                                                                                      ED
AMERADA HESS CORP.              COM               023551104    5,080    80,000 SH        SOLE                80,000
AMERADA HESS CORP.              CALL              023551901    1,270    20,000     CALL
ANADARKO PETROLEUM              COM               032511107    14316   297,746 SH        SOLE                 297,746
APACHE CORPORATION              COM               037411105    6,020   140,000 SH        SOLE                 140,000
ARCH COAL INC.                  COM               039380100    2,418   155,000 SH        SOLE                 155,000
ARCH COAL INC.                  PUT               039380950      312    20,000     PUT
ATMOS ENERGY CORP               COM               049560105    3,013   139,500 SH        SOLE                 139,500
BJ SERVICES CO.                 COM               055482103    7,116   400,000 SH        SOLE                 400,000
BP PLC                          ADR'S             055622104   23,700   482,000 SH        SOLE                 482,000
BOISE CASCADE CORP.             COM               097383103    6,047   205,000 SH        SOLE                 205,000
CALPINE CORP.                   COM               131347106      912    40,000 SH        SOLE                  40,000
CALPINE CAP. TRST 5.75% TIDES   PFD               131346207    5,880    80,000 SH        SOLE                  80,000
CHEVRON CORP                    COM               166751107   13,560   160,000 SH        SOLE                 160,000
CONOCO INC, CLASS B             COM               208251405    7,602   300,000 SH        SOLE                 300,000
CORE LABORATORIES N.A.          COM               N22717107    2,693   209,400 SH        SOLE                 209,400
DEVON ENERGY CORP.              COM               25179M103    4,214   122,500 SH        SOLE                 122,500
DUKE ENERGY CORP.               COM               264399106    2,922    77,200 SH        SOLE                  77,200
DUKE ENERGY 8.25% UNITS         PFD               264399585    4,208   160,000 SH        SOLE                 160,000
DYNEGY, INC. CLASS A            COM               26816Q101    6,064   175,000 SH        SOLE                 175,000
EOG RESOURCES INC.              COM               26875P101    5,786   200,000 SH        SOLE                 200,000
EL PASO ENERGY CORP.            COM               28336L109   15,207   366,000 SH        SOLE                 366,000
ENERGEN CORP                    COM               29265N108    5,625   250,000 SH        SOLE                 250,000
ENGELHARD CORP.                 COM               292845104    6,930   300,000 SH        SOLE                 300,000
ENRON CORP. $27.30 CUM CV SER J PFD               293561601   14,867    20,000 SH        SOLE                  20,000
EQUITABLE RSOURCES              COM               294549100   10,834   361,000 SH        SOLE                 361,000
EXXON MOBIL CORP                COM               30231G102   47,850 1,214,462 SH        SOLE               1,214,462
GENERAL ELECTRIC CO.            COM               369604103   18,228   490,000 SH        SOLE                 490,000
GRANT PRIDECO INC.              COM               38821G101    1,876   308,000 SH        SOLE                 308,000
KINDER MORGAN 8.25%             PEPS              482620507    8,175   130,000 SH        SOLE                 130,000
KERR MCGEE CORP                 COM               492386107    9,196   177,153 SH        SOLE                 177,153
KEYSPAN CORP.                   COM               49337W100    7,313   220,000 SH        SOLE                 220,000
MEAD CORP                       COM               582834107    5,813   210,000 SH        SOLE                 210,000
MIRANT CORP                     COM               604675108    3,263   149,000 SH        SOLE                 149,000
MIRANT TRUST I 6 1/4% CV        PFD               60467Q102      428     8,000 SH        SOLE                   8,000
MURPHY OIL CORP.                COM               626717102    7,236   100,000 SH        SOLE                 100,000
MURPHY OIL CORP.                CALL              626717902    1,447    20,000     CALL
MURPHY OIL CORP.                PUT               626717952    1,447    20,000     PUT
NABORS INDUSTRIES, INC.         COM               629568106    4,194   200,000 SH        SOLE                 200,000
NATIONAL FUEL GAS CO.           COM               636180101    4,606   200,000 SH        SOLE                 200,000
NEW JERSEY RESOURCES            COM               646025106    8,179   185,000 SH        SOLE                 185,000
NOBLE AFFILIATES INC.           COM               654894104    3,874   125,000 SH        SOLE                 125,000
NORTHWESTERN CORP.              COM               668074107    4,400   200,000 SH        SOLE                 200,000
OCCIDENTAL PETROLEUM            COM               674599105    4,259   175,000 SH        SOLE                 175,000
OCEAN ENERGY, INC.              COM               67481E106    8,965   550,000 SH        SOLE                 550,000
ORION POWER HOLDINGS            COM               686286105    6,248   245,000 SH        SOLE                 245,000
PHILADELHPIA SUBURBAN CORP      COM               718009608    1,266    48,200 SH        SOLE                  48,200
QUESTAR CORP.                   COM               748356102    5,408   268,000 SH        SOLE                 268,000
ROYAL DUTCH PETROLEUM $1.25     GLD               780257804   40,703   810,000 SH        SOLE                 810,000
SANTA FE INT'L. CORP.           COM               G7805C108    3,825   180,000 SH        SOLE                 180,000
SCHLUMBERGER, LTD.              COM               806857108   10,483   229,400 SH        SOLE                 229,400
SHELL TRANSPORT & TRADING       ADR'S             822703609    8,880   200,000 SH        SOLE                 200,000
STONE ENERGY CORP.              COM               861642106    3,358   104,300 SH        SOLE                 104,300
TECO ENERGY, INC                COM               872375100    5,420   200,000 SH        SOLE                 200,000
TEMPLE-INLAND, INC.             COM               879868107    5,699   120,000 SH        SOLE                 120,000
TEXACO, INC.                    COM               881694103    7,800   120,000 SH        SOLE                 120,000
TOTALFINA ELF SA                ADR               89151E109    8,444   125,000 SH        SOLE                 125,000
TRANSOCEAN SEDCO FOREX INC.     COM               G90078109    5,280   200,000 SH        SOLE                 200,000
UNOCAL CAPITAL TRUST $3.125 CV  COM               91528T207    3,387    72,540 SH        SOLE                  72,540
UNOCAL CORP                     COM               985289102    4,875   150,000 SH        SOLE                 150,000
VALERO ENERGY CORP.             COM               91913Y100    3,510   100,000 SH        SOLE                 100,000
WEATHERFORD INT'L. INC          COM               947074100    4,847   190,000 SH        SOLE                 190,000
WILLIAMS COMPANIES INC.         COM               969457100    5,460   200,000 SH        SOLE                 200,000
                                                             462,238

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